Debt 6.875% Senior Subordinated Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Write off of Deferred Debt Issuance Cost	$ 4,784,000	$ 12,466,000	$ 6,012,000
6.875% Senior Subordinated Notes, Due 2015 [Member]
Debt Instrument, Face Amount			525,000,000
Debt Instrument, Interest Rate, Stated Percentage			6.875%
Redemption Premium			18,000,000
Write off of Deferred Debt Issuance Cost			4,000,000
Total debt redemption costs			$ 22,000,000